Quarterly Holdings Report
for
Fidelity® Low-Priced Stock Fund
October 31, 2021
LPS-NPRT1-1221
1.809099.118
Common Stocks - 95.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.3%
Entertainment - 0.0%
GungHo Online Entertainment, Inc.	224,365	4,209
International Games Systems Co. Ltd.	125,000	3,205
		7,414
Interactive Media & Services - 0.1%
Cars.com, Inc. (a)	325,000	4,232
Dip Corp.	274,185	9,838
QuinStreet, Inc. (a)	188,445	2,638
XLMedia PLC (a)	8,440,225	5,198
ZIGExN Co. Ltd.	398,600	1,419
		23,325
Media - 1.2%
AMC Networks, Inc. Class A (a)(b)	442,132	17,592
Corus Entertainment, Inc. Class B (non-vtg.) (b)	597,111	2,707
Discovery Communications, Inc.:
Class A (a)	200,100	4,690
Class C (non-vtg.) (a)	5,394,926	121,710
Gray Television, Inc.	124,885	2,927
Hyundai HCN	2,500,079	10,021
Intage Holdings, Inc. (c)	2,850,058	48,128
Legs Co. Ltd.	19,926	285
Meredith Corp. (a)	89,911	5,236
Nexstar Broadcasting Group, Inc. Class A	20,944	3,140
Pico Far East Holdings Ltd.	22,771,782	3,776
RKB Mainichi Broadcasting Corp.	39,889	2,109
Saga Communications, Inc. Class A	451,872	10,013
Sky Network Television Ltd. (a)	2,388,089	3,251
TechTarget, Inc. (a)	102,788	9,694
Tegna, Inc.	1,331,386	26,175
Thryv Holdings, Inc. (a)	453,400	14,359
TOW Co. Ltd. (c)	3,571,925	10,881
Trenders, Inc.	99,630	855
TVA Group, Inc. Class B (non-vtg.) (a)	3,014,453	6,942
ViacomCBS, Inc. Class B	2,293,555	83,073
WOWOW INC.	199,040	4,053
		391,617
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co.	49,859	2,246
TOTAL COMMUNICATION SERVICES		424,602
CONSUMER DISCRETIONARY - 21.0%
Auto Components - 1.2%
Adient PLC (a)	56,821	2,365
ASTI Corp. (c)	177,158	2,819
Cie Automotive SA	300,050	8,158
Cooper-Standard Holding, Inc. (a)	746,297	19,359
DaikyoNishikawa Corp.	248,558	1,494
G-Tekt Corp.	199,300	2,485
Gentex Corp.	1,546,145	54,718
GUD Holdings Ltd.	269,595	2,474
Hi-Lex Corp.	1,393,096	22,277
Lear Corp.	548,487	94,257
Linamar Corp.	249,972	13,749
Motonic Corp. (c)	2,066,285	19,605
Murakami Corp. (c)	805,197	18,351
Nippon Seiki Co. Ltd.	2,587,223	26,029
Patrick Industries, Inc.	55,711	4,340
Piolax, Inc. (c)	2,424,522	34,878
Plastic Omnium SA	274,336	7,598
Sewon Precision Industries Co. Ltd. (c)(d)	500,000	1,711
SJM Co. Ltd. (c)	1,282,000	5,302
SJM Holdings Co. Ltd.	500,470	1,596
SNT Holdings Co. Ltd. (c)	885,108	13,389
Strattec Security Corp. (a)(c)	264,337	9,165
Sungwoo Hitech Co. Ltd.	1,500,110	7,722
TBK Co. Ltd.	872,542	3,130
Yachiyo Industry Co. Ltd.	900,071	7,044
Yutaka Giken Co. Ltd. (c)	1,197,523	20,150
		404,165
Automobiles - 0.0%
Harley-Davidson, Inc.	77,100	2,813
Isuzu Motors Ltd.	276,352	3,718
Kabe Husvagnar AB (B Shares)	249,289	6,415
		12,946
Distributors - 0.1%
Arata Corp.	91,720	3,247
Central Automotive Products Ltd.	73,443	1,914
LKQ Corp.	109,321	6,021
Nakayamafuku Co. Ltd.	518,172	1,843
PALTAC Corp.	34,742	1,538
SPK Corp.	497,538	6,161
		20,724
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. (a)	86,086	3,179
Clip Corp. (c)	239,123	1,698
Cross-Harbour Holdings Ltd.	2,406,919	3,558
JP-Holdings, Inc.	99,630	222
Kukbo Design Co. Ltd.	107,789	2,280
Step Co. Ltd. (c)	996,326	15,527
YDUQS Participacoes SA	533,800	1,973
		28,437
Hotels, Restaurants & Leisure - 0.2%
Ark Restaurants Corp. (a)	28,239	452
Betsson AB (B Shares)	2,947,210	20,522
Curves Holdings Co. Ltd.	127,315	992
Everi Holdings, Inc. (a)	169,010	4,056
Fairwood Holdings Ltd.	99,718	212
Flanigans Enterprises, Inc. (a)	35,400	1,035
Hiday Hidaka Corp.	100,081	1,429
Ibersol SGPS SA (a)	920,614	5,279
Ibersol SGPS SA rights (a)	920,614	319
J.D. Weatherspoon PLC (a)	178,822	2,504
Kindred Group PLC (depositary receipt)	1,099,087	15,358
Ruth's Hospitality Group, Inc. (a)	152,002	2,940
Sportscene Group, Inc. Class A (a)(c)	588,389	1,849
The Monogatari Corp.	49,897	3,108
The Restaurant Group PLC (a)	14,800,316	17,885
		77,940
Household Durables - 4.9%
Barratt Developments PLC (c)	51,900,050	470,914
Bellway PLC	3,437,270	155,846
Coway Co. Ltd.	35,000	2,361
Cuckoo Holdings Co. Ltd.	275,000	5,282
D.R. Horton, Inc.	994,727	88,799
Dorel Industries, Inc. Class B (sub. vtg.) (a)	1,859,707	33,510
Emak SpA	4,188,148	9,731
First Juken Co. Ltd. (c)	1,365,649	14,648
FJ Next Co. Ltd.	199,502	1,774
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	15,550,837	88,973
Hamilton Beach Brands Holding Co.:
Class A	206,428	3,096
Class B (a)	182,462	2,737
Helen of Troy Ltd. (a)	832,665	187,308
Henry Boot PLC	1,941,127	7,438
Lennar Corp. Class A	58,659	5,862
M/I Homes, Inc. (a)	774,527	44,349
Mohawk Industries, Inc. (a)	1,300,264	230,420
Newell Brands, Inc.	99,655	2,281
Open House Co. Ltd.	159,591	10,178
Pressance Corp.	1,300,073	21,547
Q.E.P. Co., Inc.	19,168	441
Sanei Architecture Planning Co. Ltd. (c)	1,180,752	18,451
Taylor Morrison Home Corp. (a)	3,564,610	108,828
Tempur Sealy International, Inc.	225,164	10,013
Token Corp.	595,486	48,556
Toll Brothers, Inc.	46,600	2,804
TopBuild Corp. (a)	14,294	3,673
TRI Pointe Homes, Inc. (a)(b)	965,971	23,367
Whirlpool Corp.	10,949	2,308
ZAGG, Inc. rights (a)(d)	448,847	40
		1,605,535
Internet & Direct Marketing Retail - 0.2%
Aucfan Co. Ltd. (a)(b)	49,859	323
Aucnet, Inc.	90,012	1,864
Belluna Co. Ltd. (c)	6,182,542	43,415
Ci Medical Co. Ltd.	69,895	3,570
Dustin Group AB (e)	299,485	3,665
Papyless Co. Ltd.	49,859	603
Qurate Retail, Inc. Series A	264,840	2,765
Vipshop Holdings Ltd. ADR (a)	1,050,095	11,719
		67,924
Leisure Products - 0.0%
Fenix Outdoor AB (B Shares) (a)(d)	32,298	0
Mars Group Holdings Corp.	418,910	6,090
Miroku Corp.	137,062	1,944
Nautilus, Inc. (a)(b)	148,599	1,520
		9,554
Multiline Retail - 3.7%
Big Lots, Inc. (b)	1,082,041	47,880
Europris ASA (e)	246,773	1,823
Kohl's Corp.	70,000	3,397
Lifestyle China Group Ltd. (a)	17,911,458	2,417
Lifestyle International Holdings Ltd. (a)	19,480,346	10,215
Macy's, Inc.	96,200	2,546
Max Stock Ltd.	24,907	102
Next PLC (c)	10,650,043	1,161,054
Ryohin Keikaku Co. Ltd.	9,949	196
		1,229,630
Specialty Retail - 9.0%
Academy Sports & Outdoors, Inc.	124,566	5,329
AT-Group Co. Ltd.	1,125,002	13,321
AutoZone, Inc. (a)	617,111	1,101,444
Bed Bath & Beyond, Inc. (a)(b)(c)	10,447,981	146,690
Best Buy Co., Inc.	1,631,987	199,494
BMTC Group, Inc. (c)	3,405,264	36,623
Bonia Corp. Bhd	675,810	140
Buffalo Co. Ltd.	90,812	907
Burlington Stores, Inc. (a)	17,791	4,915
Delek Automotive Systems Ltd.	349,128	4,564
Dick's Sporting Goods, Inc.	68,945	8,564
Foot Locker, Inc.	3,023,689	144,139
Formosa Optical Technology Co. Ltd.	1,362,000	2,832
Genesco, Inc. (a)	624,518	37,840
Goldlion Holdings Ltd.	21,891,808	4,727
Hour Glass Ltd.	2,433,467	3,537
IA Group Corp. (c)	114,869	3,599
JD Sports Fashion PLC	6,749,447	100,498
Jumbo SA (c)	9,701,536	144,000
K's Holdings Corp.	995,607	10,277
Kid ASA (e)	24,907	333
Ku Holdings Co. Ltd.	878,342	8,237
Leon's Furniture Ltd.	207,106	4,217
Maisons du Monde SA (e)	155,664	3,523
Mr. Bricolage SA (a)	839,372	10,431
Nafco Co. Ltd. (c)	1,890,272	28,593
Nextage Co. Ltd.	319,144	5,849
Ross Stores, Inc.	6,750,050	764,106
Sally Beauty Holdings, Inc. (a)(c)	6,216,956	94,871
T-Gaia Corp.	34,953	623
The Buckle, Inc. (b)	1,473,557	61,329
Urban Outfitters, Inc. (a)	99,904	3,190
WH Smith PLC (a)	87,072	1,861
Williams-Sonoma, Inc.	26,898	4,996
		2,965,599
Textiles, Apparel & Luxury Goods - 1.6%
Best Pacific International Holdings Ltd.	24,247,746	7,355
Capri Holdings Ltd. (a)	2,533,482	134,883
Carter's, Inc.	41,868	4,125
Deckers Outdoor Corp. (a)	25,770	10,187
Embry Holdings Ltd.	2,289,313	303
Fossil Group, Inc. (a)(c)	4,035,430	47,699
G-III Apparel Group Ltd. (a)	802,400	22,997
Gildan Activewear, Inc.	5,050,274	185,509
Handsome Co. Ltd. (c)	1,450,000	52,124
JLM Couture, Inc. (a)(c)(d)	156,379	360
Movado Group, Inc. (b)	59,769	1,990
Samsonite International SA (a)(e)	1,990,056	4,287
Sun Hing Vision Group Holdings Ltd. (c)	19,342,391	3,331
Tapestry, Inc.	81,800	3,189
Ted Baker PLC (a)	474,514	877
Texwinca Holdings Ltd.	47,724,267	9,753
Victory City International Holdings Ltd. (a)(d)	8,475,365	316
Youngone Corp.	250,000	9,520
Youngone Holdings Co. Ltd. (c)	889,600	35,631
		534,436
TOTAL CONSUMER DISCRETIONARY		6,956,890
CONSUMER STAPLES - 12.0%
Beverages - 2.0%
A.G. Barr PLC	2,000,079	13,590
Britvic PLC	5,744,285	69,809
Monster Beverage Corp. (a)	6,493,963	551,987
Muhak Co. Ltd. (c)	2,799,256	23,209
Olvi PLC (A Shares)	14,746	892
Spritzer Bhd	5,125,400	2,587
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	3,009,936	5,408
		667,482
Food & Staples Retailing - 7.6%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	299,187	11,386
Aoki Super Co. Ltd.	89,758	2,285
Australasian Foods Holdco Pty Ltd. (a)(d)	3,481,102	0
Belc Co. Ltd. (c)	1,629,640	80,450
BJ's Wholesale Club Holdings, Inc. (a)	151,372	8,846
Corporativo Fragua S.A.B. de CV	188,511	3,031
Cosmos Pharmaceutical Corp.	1,645,820	251,510
Create SD Holdings Co. Ltd. (c)	4,995,047	153,558
Daikokutenbussan Co. Ltd.	299,186	17,043
G-7 Holdings, Inc.	598,382	10,948
Genky DrugStores Co. Ltd.	749,297	36,136
Halows Co. Ltd. (c)	1,412,524	34,701
Kusuri No Aoki Holdings Co. Ltd.	598,392	39,832
MARR SpA	113,412	2,669
Metro, Inc. (c)	22,800,015	1,147,186
Naked Wines PLC (a)(b)	249,474	2,533
North West Co., Inc.	84,686	2,301
Olam International Ltd.	49,751	63
Qol Holdings Co. Ltd.	1,806,409	26,834
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	9,972	750
Sprouts Farmers Market LLC (a)(b)	3,624,640	80,250
Sugi Holdings Co. Ltd.	41,894	3,000
Sundrug Co. Ltd.	2,950,632	86,353
United Natural Foods, Inc. (a)	574,572	24,931
Valor Holdings Co. Ltd.	243,555	5,158
Walgreens Boots Alliance, Inc.	9,353,072	439,781
YAKUODO Holdings Co. Ltd.	35,047	741
Yaoko Co. Ltd.	696,535	41,460
		2,513,736
Food Products - 1.8%
Ausnutria Dairy Corp. Ltd. (H Shares)	2,497,514	3,130
Carr's Group PLC	2,189,514	4,405
Cranswick PLC	372,843	17,655
Darling Ingredients, Inc. (a)	56,531	4,778
Dole PLC	1,111,151	16,223
Food Empire Holdings Ltd. (c)	36,895,657	22,436
Fresh Del Monte Produce, Inc. (c)	4,587,015	153,619
Inghams Group Ltd.	1,062,398	2,965
Ingredion, Inc.	747,294	71,165
Kaveri Seed Co. Ltd.	400,714	2,785
Kri Kri Milk Industry SA (a)	99,792	921
Lassonde Industries, Inc. Class A (sub. vtg.)	16,075	2,286
Mitsui Sugar Co. Ltd.	342,603	6,088
Origin Enterprises PLC (c)	8,971,400	34,743
Pacific Andes International Holdings Ltd. (a)(d)	106,294,500	997
Pacific Andes Resources Development Ltd. (a)(d)	207,064,007	1,689
Pickles Corp.	199,104	3,139
Rocky Mountain Chocolate Factory, Inc. (a)(c)	459,081	3,999
S Foods, Inc.	498,825	14,445
Seaboard Corp.	40,385	155,483
Sunjin Co. Ltd. (c)	2,300,055	25,364
Sunjuice Holdings Co. Ltd.	183,000	2,442
Thai President Foods PCL	499,601	2,929
Tyson Foods, Inc. Class A	591,536	47,305
Ulker Biskuvi Sanayi A/S	4,963	10
		601,001
Household Products - 0.0%
Oil-Dri Corp. of America	25,001	871
Transaction Co. Ltd.	349,088	3,531
		4,402
Personal Products - 0.5%
Hengan International Group Co. Ltd.	3,590,410	18,758
Herbalife Nutrition Ltd. (a)	2,157,142	100,091
Nu Skin Enterprises, Inc. Class A (b)	59,125	2,374
Sarantis SA (c)	3,905,896	39,418
TCI Co. Ltd.	900,000	7,289
USANA Health Sciences, Inc. (a)	9,994	970
		168,900
Tobacco - 0.1%
KT&G Corp.	50,000	3,455
Scandinavian Tobacco Group A/S (e)	899,147	20,205
		23,660
TOTAL CONSUMER STAPLES		3,979,181
ENERGY - 7.3%
Energy Equipment & Services - 0.4%
AKITA Drilling Ltd. Class A (non-vtg.) (a)	1,436,167	1,381
Bristow Group, Inc. (a)	200,023	6,921
Cathedral Energy Services Ltd. (a)	899,143	356
Championx Corp. (a)	398,606	10,455
Geospace Technologies Corp. (a)	599,428	5,701
Helix Energy Solutions Group, Inc. (a)(b)	778,863	2,944
John Wood Group PLC (a)	777,512	2,272
KS Energy Services Ltd. (a)(d)	12,911,018	124
Liberty Oilfield Services, Inc. Class A (a)	4,793,406	61,931
Oil States International, Inc. (a)	2,637,274	15,982
PHX Energy Services Corp.	1,335,568	5,396
Total Energy Services, Inc. (a)	1,940,662	7,872
		121,335
Oil, Gas & Consumable Fuels - 6.9%
Adams Resources & Energy, Inc.	174,882	5,133
Antero Resources Corp. (a)	100,000	1,987
Beach Energy Ltd.	13,880,053	14,566
Berry Corp.	2,708,788	26,031
Bonanza Creek Energy, Inc.	1,348,653	75,713
China Petroleum & Chemical Corp.:
(H Shares)	43,500,027	21,195
sponsored ADR (H Shares)	97,676	4,755
CNX Resources Corp. (a)(b)	1,538,876	22,483
Delek U.S. Holdings, Inc. (a)	1,691,595	32,902
Denbury, Inc. (a)	139,961	11,849
DHT Holdings, Inc.	1,526,320	9,936
Diamondback Energy, Inc.	659,394	70,680
Energy Transfer LP	649,359	6,175
Enterprise Products Partners LP	1,749,114	39,670
EQT Corp. (a)	7,678,282	152,875
Extraction Oil & Gas, Inc. (a)	699,351	46,598
Fuji Kosan Co. Ltd.	247,732	2,294
Genesis Energy LP	150,000	1,635
Hankook Shell Oil Co. Ltd.	44,000	10,465
HollyFrontier Corp.	3,096,911	104,676
Iwatani Corp.	99,752	5,892
Kyungdong Invest Co. Ltd.	100,015	3,166
Magellan Midstream Partners LP	99,900	4,895
Marathon Oil Corp.	12,237,773	199,720
Marathon Petroleum Corp.	1,494,528	98,534
Mi Chang Oil Industrial Co. Ltd. (c)	173,900	11,751
Murphy Oil Corp. (c)	12,620,301	351,223
NACCO Industries, Inc. Class A	498,659	15,478
Northern Oil & Gas, Inc.	367,185	8,504
Oasis Petroleum, Inc.	459,576	55,425
Oil & Natural Gas Corp. Ltd.	70,500,893	140,193
Oil India Ltd.	14,767,789	44,340
Ovintiv, Inc.	2,005,091	75,231
PDC Energy, Inc.	199,502	10,436
Petronet LNG Ltd.	12,700,000	38,894
Pioneer Natural Resources Co.	17,645	3,299
Range Resources Corp. (a)	299,176	6,977
Reliance Industries Ltd.	92,600	3,133
SilverBow Resources, Inc. (a)	342,124	9,443
Southwestern Energy Co. (a)	35,667,915	174,059
Star Petroleum Refining PCL (a)	8,952,654	2,833
Thai Oil PCL (For. Reg.)	488,000	820
Thungela Resources Ltd. (a)	19,926	94
Total SA sponsored ADR	1,648,390	82,601
Whiting Petroleum Corp. (a)(c)	3,889,207	253,304
World Fuel Services Corp.	754,984	23,050
		2,284,913
TOTAL ENERGY		2,406,248
FINANCIALS - 15.0%
Banks - 2.9%
ACNB Corp.	434,625	12,061
Arrow Financial Corp.	257,257	9,223
Associated Banc-Corp.	103,228	2,300
Bank Norwegian ASA	824,198	10,205
Bank of America Corp.	80,233	3,834
Bank7 Corp.	34,901	946
Bar Harbor Bankshares	414,804	12,320
C & F Financial Corp.	29,889	1,529
Camden National Corp.	404,076	19,234
Cathay General Bancorp	761,048	32,109
Central Pacific Financial Corp.	67,026	1,843
Central Valley Community Bancorp	106,028	2,262
Codorus Valley Bancorp, Inc. (c)	704,673	15,425
Comerica, Inc.	33,500	2,851
Community Trust Bancorp, Inc.	66,464	2,903
Dimeco, Inc.	35,358	1,308
Eagle Bancorp, Inc.	859,805	48,656
East West Bancorp, Inc.	486,231	38,646
Financial Institutions, Inc.	421,917	13,468
First Bancorp, Puerto Rico	431,900	5,895
First Foundation, Inc.	112,793	3,001
First of Long Island Corp.	1,041,403	20,963
Five Star Bancorp	141,873	3,890
FNB Corp., Pennsylvania	398,528	4,643
Hanmi Financial Corp.	674,884	14,976
Hilltop Holdings, Inc.	80,803	2,864
Hope Bancorp, Inc.	1,418,343	20,694
Independent Bank Corp.	123,153	2,775
IndusInd Bank Ltd.	218,200	3,319
LCNB Corp.	120,877	2,061
Meridian Bank/Malvern, PA	156,553	4,728
Oak Valley Bancorp Oakdale California	29,400	507
OFG Bancorp	424,748	11,001
Plumas Bancorp	159,847	5,905
Popular, Inc.	54,746	4,459
Preferred Bank, Los Angeles	199,866	13,705
Regions Financial Corp.	155,472	3,682
Seven Bank Ltd.	99,718	211
Sparebank 1 Sr Bank ASA (primary capital certificate)	1,097,503	16,811
Sparebanken More (primary capital certificate)	199,473	10,224
Sparebanken Nord-Norge	1,994,553	24,177
Synovus Financial Corp.	72,545	3,380
Texas Capital Bancshares, Inc. (a)	1,095,924	66,413
The First Bancorp, Inc.	59,778	1,774
United Community Bank, Inc.	61,900	2,157
Unity Bancorp, Inc.	97,681	2,476
Washington Trust Bancorp, Inc.	624,421	34,131
Wells Fargo & Co.	8,244,601	421,794
West Bancorp., Inc.	584,416	18,526
Zions Bancorp NA	52,120	3,283
		965,548
Capital Markets - 1.3%
Azimut Holding SpA	119,661	3,443
Banca Generali SpA	44,518	2,092
CI Financial Corp.	3,696,305	84,284
Daou Data Corp.	30,000	347
Diamond Hill Investment Group, Inc.	14,945	3,241
Donnelley Financial Solutions, Inc. (a)	49,769	1,907
Federated Hermes, Inc.	2,552,425	85,021
Goldman Sachs Group, Inc.	8,078	3,339
Lazard Ltd. Class A	1,593,810	78,081
LPL Financial	32,287	5,296
PJT Partners, Inc.	34,904	2,855
State Street Corp.	1,348,701	132,914
Van Lanschot NV (Bearer)	1,035,919	28,741
		431,561
Consumer Finance - 4.1%
Aeon Credit Service (Asia) Co. Ltd.	12,854,647	8,294
Cash Converters International Ltd.	18,947,153	4,133
Credit Acceptance Corp. (a)(b)	24,908	14,900
Discover Financial Services	2,431,462	275,533
Encore Capital Group, Inc. (a)	52,555	2,839
H&T Group PLC	498,525	1,856
Navient Corp.	1,262,258	24,866
Nicholas Financial, Inc. (a)	8,934	106
OneMain Holdings, Inc.	63,242	3,340
Regional Management Corp.	278,255	14,213
Santander Consumer U.S.A. Holdings, Inc.	9,723,323	405,463
Synchrony Financial	13,150,708	610,850
		1,366,393
Diversified Financial Services - 0.4%
Far East Horizon Ltd.	1,394,664	1,332
Jackson Financial, Inc. (a)(b)	2,819,299	76,318
Ricoh Leasing Co. Ltd.	694,039	22,004
Zenkoku Hosho Co. Ltd.	590,635	28,542
		128,196
Insurance - 5.9%
AEGON NV	42,665,912	216,414
AFLAC, Inc.	4,925,865	264,371
Allstate Corp.	37,941	4,692
American Financial Group, Inc.	25,500	3,469
ASR Nederland NV	1,298,709	60,743
Chubb Ltd.	16,800	3,282
Db Insurance Co. Ltd.	900,000	45,503
Employers Holdings, Inc.	1,196,799	46,196
FBD Holdings PLC (a)	139,255	1,330
First American Financial Corp.	42,500	3,108
GoHealth, Inc. (a)	9,933	54
Hartford Financial Services Group, Inc.	86,099	6,279
Hiscox Ltd. (a)	210,515	2,400
Hyundai Fire & Marine Insurance Co. Ltd.	570,804	12,771
Legal & General Group PLC	6,893,238	27,254
Lincoln National Corp.	3,496,538	252,275
MetLife, Inc.	127,167	7,986
National Western Life Group, Inc. (b)	106,288	22,853
NN Group NV	1,122,912	60,127
Old Republic International Corp.	132,400	3,420
Primerica, Inc.	258,901	43,558
Principal Financial Group, Inc.	269,250	18,064
Prudential Financial, Inc.	1,296,198	142,647
Qualitas Controladora S.A.B. de CV	611,500	2,833
Reinsurance Group of America, Inc.	2,340,092	276,318
RenaissanceRe Holdings Ltd.	432,288	61,298
Talanx AG	99,562	4,788
The Travelers Companies, Inc.	21,444	3,450
Unum Group (b)(c)	14,029,388	357,329
		1,954,812
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	398,101	2,488
Axos Financial, Inc. (a)	234,854	12,447
Enact Holdings, Inc.	1,200,000	27,576
Equitable Group, Inc.	249,294	15,569
Essent Group Ltd.	442,160	21,224
Federal Agricultural Mortgage Corp.:
Class A (multi-vtg.)	4,985	590
Class C (non-vtg.)	159,861	20,157
Genworth Mortgage Insurance Ltd.	3,965,792	6,862
Hingham Institution for Savings	11,467	4,142
Meta Financial Group, Inc.	71,666	3,973
Southern Missouri Bancorp, Inc.	134,756	7,331
Walker & Dunlop, Inc.	9,963	1,296
		123,655
TOTAL FINANCIALS		4,970,165
HEALTH CARE - 11.9%
Biotechnology - 1.4%
Amgen, Inc.	1,610,742	333,375
Cell Biotech Co. Ltd.	50,000	761
Essex Bio-Technology Ltd.	6,778,520	4,617
Gilead Sciences, Inc.	21,469	1,393
Regeneron Pharmaceuticals, Inc. (a)	203,517	130,239
		470,385
Health Care Equipment & Supplies - 0.4%
Arts Optical International Holdings Ltd. (a)	18,374,496	1,630
Boston Scientific Corp. (a)	119,309	5,146
Hologic, Inc. (a)	34,837	2,554
Hoshiiryou Sanki Co. Ltd. (c)	205,484	6,944
I-Sens, Inc.	200,000	5,709
InBody Co. Ltd.	379,322	8,784
Meridian Bioscience, Inc. (a)	124,559	2,343
Nakanishi, Inc.	400,005	9,278
Prim SA (c)	1,401,576	22,764
ResMed, Inc.	42,116	11,073
St.Shine Optical Co. Ltd.	2,275,000	24,061
Techno Medica Co. Ltd.	38,011	527
Utah Medical Products, Inc. (c)	253,091	24,507
Value Added Technology Co. Ltd.	280,000	9,676
Vieworks Co. Ltd.	310,330	10,484
		145,480
Health Care Providers & Services - 9.3%
Anthem, Inc.	1,798,667	782,654
Centene Corp. (a)	1,468,541	104,619
Cigna Corp.	323,287	69,057
DVx, Inc. (c)	627,644	6,362
HCA Holdings, Inc.	13,934	3,490
Hi-Clearance, Inc.	1,540,000	7,605
Humana, Inc.	7,752	3,590
Laboratory Corp. of America Holdings (a)	17,987	5,163
Medica Sur SA de CV	324,469	692
MEDNAX, Inc. (a)	1,820,789	49,580
Quest Diagnostics, Inc.	37,900	5,563
Ship Healthcare Holdings, Inc.	70,135	1,842
Sinopharm Group Co. Ltd. (H Shares)	37,500,909	89,457
Triple-S Management Corp. (a)(c)	1,548,448	54,645
UnitedHealth Group, Inc.	3,411,620	1,570,940
Universal Health Services, Inc. Class B	2,396,125	297,359
WIN-Partners Co. Ltd. (c)	2,466,098	20,824
		3,073,442
Pharmaceuticals - 0.8%
Bliss Gvs Pharma Ltd.	3,000,000	4,435
China Medical System Holdings Ltd.	5,484,519	9,347
Consun Pharmaceutical Group Ltd.	3,988,784	1,723
Daewon Pharmaceutical Co. Ltd. (c)	2,080,507	28,265
Dai Han Pharmaceutical Co. Ltd.	230,937	5,949
Daito Pharmaceutical Co. Ltd.	427,985	12,069
Dawnrays Pharmaceutical Holdings Ltd.	36,397,499	7,953
DongKook Pharmaceutical Co. Ltd. (c)	3,000,500	57,379
Faes Farma SA	448,742	1,830
FDC Ltd. (a)	2,507,108	10,670
Fuji Pharma Co. Ltd.	632,705	6,101
Genomma Lab Internacional SA de CV (a)	2,824,568	2,703
Granules India Ltd.	100,000	413
Huons Co. Ltd. (c)	767,395	33,106
Hypermarcas SA	419,700	2,087
Jazz Pharmaceuticals PLC (a)	15,392	2,048
Kaken Pharmaceutical Co. Ltd.	34,957	1,379
Kissei Pharmaceutical Co. Ltd.	99,718	1,995
Kwang Dong Pharmaceutical Co. Ltd. (c)	3,100,000	20,524
Kyung Dong Pharmaceutical Co. Ltd.	800,000	9,800
Lee's Pharmaceutical Holdings Ltd.	11,942,414	5,618
Luye Pharma Group Ltd. (a)(e)	2,492,958	1,189
Recordati SpA	178,795	11,186
Syngen Biotech Co. Ltd.	300,000	1,046
Taro Pharmaceutical Industries Ltd. (a)	42,303	2,351
Towa Pharmaceutical Co. Ltd.	74,888	1,925
Whanin Pharmaceutical Co. Ltd. (c)	1,750,000	26,747
Zhaoke Ophthalmology Ltd. (a)(e)	1,296,879	1,105
		270,943
TOTAL HEALTH CARE		3,960,250
INDUSTRIALS - 7.0%
Aerospace & Defense - 0.1%
Curtiss-Wright Corp.	134,487	17,171
The Boeing Co. (a)	39,496	8,177
Ultra Electronics Holdings PLC	29,873	1,325
Vectrus, Inc. (a)	275,192	13,328
		40,001
Air Freight & Logistics - 0.0%
Sinotrans Ltd. (H Shares)	29,970,064	9,822
Airlines - 0.0%
Jet2 PLC (a)	111,951	1,868
Spirit Airlines, Inc. (a)	184,538	4,032
		5,900
Building Products - 0.2%
Builders FirstSource, Inc. (a)	93,905	5,472
Caesarstone Sdot-Yam Ltd.	350,066	4,369
Jeld-Wen Holding, Inc. (a)	587,737	16,110
Kondotec, Inc. (c)	1,601,113	13,736
Masonite International Corp. (a)	26,127	3,136
Nihon Flush Co. Ltd.	778,194	7,384
Owens Corning	42,004	3,924
		54,131
Commercial Services & Supplies - 0.7%
Aeon Delight Co. Ltd.	82,985	2,549
AJIS Co. Ltd. (c)	870,700	22,643
Asia File Corp. Bhd	4,500,000	2,695
Biffa PLC (a)(e)	568,200	3,095
Calian Group Ltd.	75,087	3,737
Civeo Corp. (a)(c)	960,330	21,675
CoreCivic, Inc. (a)	4,691,101	40,390
CTS Co. Ltd.	4,976	35
Fursys, Inc. (c)	900,000	29,909
Left Field Printing Group Ltd.	1,171,845	86
Lion Rock Group Ltd.	18,749,525	1,807
Matthews International Corp. Class A	199,915	6,871
Mears Group PLC	1,023,733	2,774
Mitie Group PLC (a)	37,194,842	33,291
NICE Total Cash Management Co., Ltd.	1,025,000	4,852
Prosegur Compania de Seguridad SA (Reg.)	715,385	2,026
Sunny Friend Environmental Technology Co. Ltd.	150,000	1,075
The Brink's Co.	2,992	206
VSE Corp. (c)	1,017,194	56,505
		236,221
Construction & Engineering - 0.6%
AECOM (a)	184,161	12,591
API Group Corp. (a)	566,666	12,342
Argan, Inc.	198,137	8,175
Boustead Projs. Pte Ltd.	1,298,805	973
Boustead Singapore Ltd.	4,909,183	3,713
Daiichi Kensetsu Corp. (c)	1,607,665	28,312
EMCOR Group, Inc.	62,515	7,595
Fluor Corp. (a)	707,300	13,750
Geumhwa PSC Co. Ltd. (c)	360,000	10,042
Granite Construction, Inc.	233,063	8,651
Kyeryong Construction Industrial Co. Ltd. (c)	675,000	20,622
Meisei Industrial Co. Ltd.	1,094,947	6,525
Mirait Holdings Corp.	390,440	7,509
Nippon Rietec Co. Ltd.	995,078	13,853
Per Aarsleff Holding A/S	9,963	430
Primoris Services Corp.	749,387	20,196
Raiznext Corp.	1,396,086	15,089
Seikitokyu Kogyo Co. Ltd.	249,276	1,787
Shinnihon Corp.	1,695,213	12,408
Totetsu Kogyo Co. Ltd.	149,625	3,255
United Integrated Services Co.	300,800	1,982
		209,800
Electrical Equipment - 0.9%
Acuity Brands, Inc.	563,355	115,730
Aichi Electric Co. Ltd.	317,295	7,820
AQ Group AB (a)	707,250	23,471
Atkore, Inc. (a)	102,572	9,696
AZZ, Inc.	52,362	2,782
Chiyoda Integre Co. Ltd.	321,267	6,144
Generac Holdings, Inc. (a)	9,973	4,972
GrafTech International Ltd.	7,142,439	76,424
Hammond Power Solutions, Inc. Class A	441,044	4,063
I-Sheng Electric Wire & Cable Co. Ltd.	3,608,000	5,507
Korea Electric Terminal Co. Ltd.	450,401	28,997
Sensata Technologies, Inc. PLC (a)	269,023	14,823
Servotronics, Inc. (a)	111,839	1,265
Vitzrocell Co. Ltd.	140,000	1,947
		303,641
Industrial Conglomerates - 0.4%
DCC PLC (United Kingdom)	1,545,243	129,126
Mytilineos SA	198,111	3,612
Reunert Ltd.	1,657,694	5,503
Rheinmetall AG	27,765	2,691
		140,932
Machinery - 1.7%
Aalberts Industries NV	5,462,059	302,132
Allison Transmission Holdings, Inc.	321,115	10,712
ASL Marine Holdings Ltd. (a)(c)	43,456,532	2,095
Clean & Science Co. Ltd.	45,000	773
Daiwa Industries Ltd.	190,091	2,119
Estic Corp.	11,448	442
Foremost Income Fund (a)	2,141,103	9,887
Haitian International Holdings Ltd.	5,479,968	16,059
Hurco Companies, Inc.	124,725	4,047
Hyster-Yale Materials Handling:
Class A (c)	209,031	10,042
Class B (a)(c)	310,000	14,892
Ihara Science Corp. (c)	959,131	17,717
ITT, Inc.	58,375	5,491
JOST Werke AG (e)	76,334	4,421
Kyowakogyosyo Co. Ltd.	42,181	1,600
Luxfer Holdings PLC sponsored	173,703	3,493
Maruzen Co. Ltd. (c)	1,549,655	30,197
Miller Industries, Inc.	74,946	2,709
Mincon Group PLC	2,106,084	3,287
Mitsui Engineering & Shipbuilding Co. (a)	2,723,343	13,888
Nadex Co. Ltd. (c)	776,287	5,359
Nippon Dry-Chemical Co. Ltd.	84,782	1,519
Nitchitsu Co. Ltd.	49,905	818
Park-Ohio Holdings Corp.	625,070	14,577
Semperit AG Holding	371,896	12,532
Shinwa Co. Ltd.	14,958	291
SIMPAC, Inc.	1,300,000	8,742
Stabilus SA	37,821	2,842
Takamatsu Machinery Co. Ltd.	354,120	2,461
TK Group Holdings Ltd.	199,436	76
Tocalo Co. Ltd.	2,989,302	36,657
Trinity Industrial Corp.	825,941	6,074
		547,951
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)	92,044	3,962
Genco Shipping & Trading Ltd.	838,996	14,406
Kirby Corp. (a)	179,649	9,415
Tokyo Kisen Co. Ltd. (c)	808,968	4,282
		32,065
Professional Services - 0.4%
ABIST Co. Ltd.	74,436	1,876
Alight, Inc. Class A (a)	184,000	2,002
Altech Corp.	99,800	1,798
ASGN, Inc. (a)	19,300	2,309
Barrett Business Services, Inc.	28,617	2,347
Benext-Yumeshin Group Co.	99,718	1,300
Career Design Center Co. Ltd.	48,006	473
Careerlink Co. Ltd.	49,815	677
Hito Communications Holdings, Inc.	118,877	2,297
Kelly Services, Inc. Class A (non-vtg.)	199,454	3,596
Kforce, Inc.	45,018	2,915
McMillan Shakespeare Ltd.	1,578,290	16,254
Nielsen Holdings PLC	998,515	20,220
Outsourcing, Inc.	24,907	478
Persol Holdings Co. Ltd.	159,316	4,282
Quick Co. Ltd.	459,411	5,799
SaraminHR Co. Ltd.	75,000	2,936
Science Applications Internati	99,451	8,929
SHL-JAPAN Ltd.	109,215	2,400
Synergie SA	134,707	6,221
TrueBlue, Inc. (a)	398,757	11,105
WDB Holdings Co. Ltd.	174,547	5,502
Will Group, Inc.	857,510	9,689
World Holdings Co. Ltd.	391,696	9,784
		125,189
Road & Rail - 0.7%
Alps Logistics Co. Ltd. (c)	2,698,003	24,634
Chilled & Frozen Logistics Holdings Co. Ltd.	822,990	12,197
Daqin Railway Co. Ltd. (A Shares)	32,500,000	32,217
Hamakyorex Co. Ltd. (c)	1,222,534	33,894
Higashi Twenty One Co. Ltd.	80,868	531
Knight-Swift Transportation Holdings, Inc. Class A	208,504	11,820
Ryder System, Inc.	20,903	1,776
Sakai Moving Service Co. Ltd. (c)	1,120,854	46,155
Stef SA	24,929	3,118
Trancom Co. Ltd. (c)	834,090	58,524
Universal Logistics Holdings, Inc.	670,201	14,128
		238,994
Trading Companies & Distributors - 1.1%
AddTech AB (B Shares)	200,367	4,480
AerCap Holdings NV (a)	31,600	1,866
Alconix Corp. (c)	2,067,727	31,171
Chori Co. Ltd.	481,849	7,683
Goodfellow, Inc. (c)	705,150	6,165
Itochu Corp.	3,980,139	113,517
Lumax International Corp. Ltd.	1,988,900	5,078
Meiwa Corp. (b)	650,013	4,711
Mitani Shoji Co. Ltd.	2,834,880	43,878
MRC Global, Inc. (a)	1,903,185	15,796
Nishikawa Keisoku Co. Ltd.	9,943	401
NOW, Inc. (a)	645,430	4,660
Otec Corp.	121,479	2,548
Parker Corp. (c)	2,164,991	9,681
Richelieu Hardware Ltd.	723,773	25,551
Rush Enterprises, Inc. Class A	79,729	4,152
Senshu Electric Co. Ltd. (c)	867,798	36,271
Tanaka Co. Ltd.	36,027	210
TECHNO ASSOCIE Co. Ltd.	224,382	2,190
Totech Corp. (c)	879,335	20,555
Univar, Inc. (a)	116,600	2,983
Yamazen Co. Ltd.	49,825	462
		344,009
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	8,811,214	5,232
Daito Koun Co. Ltd.	7,074	37
Isewan Terminal Service Co. Ltd.	1,260,546	7,825
Meiko Transportation Co. Ltd.	820,325	7,999
Qingdao Port International Co. Ltd. (H Shares) (e)	16,562,114	8,323
		29,416
TOTAL INDUSTRIALS		2,318,072
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 0.0%
Calix, Inc. (a)	172,368	10,789
Casa Systems, Inc. (a)	686,092	4,343
		15,132
Electronic Equipment & Components - 4.9%
A&D Co. Ltd.	589,453	5,234
Advanced Energy Industries, Inc.	198,359	18,213
Alviva Holdings Ltd. (c)	7,400,088	7,233
Arrow Electronics, Inc. (a)	27,904	3,230
Avnet, Inc.	67,576	2,575
CDW Corp.	87,123	16,262
CONEXIO Corp.	29,967	384
Daido Signal Co. Ltd.	96,866	515
Daiwabo Holdings Co. Ltd.	648,199	11,412
Elematec Corp. (c)	2,143,993	21,396
FLEXium Interconnect, Inc.	500,000	1,726
Hon Hai Precision Industry Co. Ltd. (Foxconn)	133,000,012	511,079
IDIS Holdings Co. Ltd. (c)	800,000	8,737
Insight Enterprises, Inc. (a)	375,894	35,597
Kingboard Chemical Holdings Ltd. (c)	67,808,525	296,752
Kitron ASA	997,179	2,120
Methode Electronics, Inc. Class A	919,227	38,672
Muramoto Electronic Thailand PCL (For. Reg.)	500,082	4,145
Nippo Ltd. (c)	697,432	4,155
PAX Global Technology Ltd. (d)	20,180,051	14,006
Redington (India) Ltd.	27,894,820	53,479
Restar Holdings Corp.	42,691	714
SAMT Co. Ltd.	100,000	447
ScanSource, Inc. (a)(c)	1,529,617	54,730
Shibaura Electronics Co. Ltd. (c)	423,801	24,467
Simplo Technology Co. Ltd.	5,500,000	59,059
TD SYNNEX Corp.	2,484,378	260,860
Test Research, Inc.	100,000	201
Thinking Electronic Industries Co. Ltd.	420,000	2,564
Tomen Devices Corp. (c)	524,923	26,810
Tripod Technology Corp.	1,266,000	5,342
VSTECS Holdings Ltd. (c)	113,931,174	107,920
Wayside Technology Group, Inc. (c)	284,011	7,552
		1,607,588
IT Services - 4.2%
ALTEN	125,007	20,116
Amdocs Ltd.	4,166,502	324,321
Argo Graphics, Inc.	743,861	20,714
CDS Co. Ltd.	299,269	4,056
Concentrix Corp.	2,524,170	448,495
CSE Global Ltd. (c)	39,782,653	15,193
Data Applications Co. Ltd.	29,838	438
Densan System Holdings Co. Ltd.	39,965	902
Dimerco Data System Corp.	934,999	2,132
DTS Corp.	299,168	6,638
DXC Technology Co. (a)	1,595,508	51,966
E-Credible Co. Ltd.	130,349	2,226
eClerx Services Ltd. (a)	304,698	8,864
EOH Holdings Ltd. (a)	6,233,576	3,122
EPAM Systems, Inc. (a)	28,840	19,416
Estore Corp.	99,650	1,494
ExlService Holdings, Inc. (a)	201,901	24,759
Gabia, Inc. (c)	900,000	9,827
Global Payments, Inc.	74,830	10,700
Indra Sistemas SA (a)(c)	11,897,123	143,720
Information Planning Co. Ltd.	56,140	1,379
Know IT AB	600,068	24,106
Maximus, Inc.	4,986	422
Nice Information & Telecom, Inc.	306,987	8,813
Poletowin Pitcrew Holdings, Inc.	99,718	899
Proact IT Group AB	4,986	50
Societe Pour L'Informatique Industrielle SA (c)	1,611,160	73,383
Softcreate Co. Ltd.	598,376	20,774
Sysage Technology Co. Ltd.	1,900,000	2,610
TDC Soft, Inc.	309,160	3,551
The Western Union Co.	7,090,829	129,195
TravelSky Technology Ltd. (H Shares)	199,485	373
Verra Mobility Corp. (a)	989,250	14,720
WNS Holdings Ltd. sponsored ADR (a)	57,270	5,086
		1,404,460
Semiconductors & Semiconductor Equipment - 0.4%
ASM Pacific Technology Ltd.	220,515	2,382
CMC Materials, Inc.	73,024	9,374
FormFactor, Inc. (a)	183,114	7,284
Japan Material Co. Ltd.	99,774	1,387
Machvision, Inc.	100,000	840
Melexis NV	100,094	11,525
Miraial Co. Ltd.	150,061	2,081
MKS Instruments, Inc.	98,231	14,740
Powertech Technology, Inc.	9,000,000	31,481
Renesas Electronics Corp. (a)	418,647	5,150
Synaptics, Inc. (a)	73,081	14,219
Systems Technology, Inc.	125,000	1,750
Topco Scientific Co. Ltd.	4,691,000	23,249
		125,462
Software - 1.4%
AdaptIT Holdings Ltd. (a)	2,792,887	1,280
ANSYS, Inc. (a)	895,048	339,742
Check Point Software Technologies Ltd. (a)	14,958	1,789
Cresco Ltd.	398,973	7,302
Focus Systems Corp.	31,284	279
InfoVine Co. Ltd. (c)	175,000	4,140
KSK Co., Ltd. (c)	518,371	10,199
Manhattan Associates, Inc. (a)	126,321	22,932
Minwise Co. Ltd.	500,074	7,974
NetGem SA (a)	828,809	1,313
Nippon Systemware Co. Ltd.	149,624	3,282
Open Text Corp.	58,362	2,940
Pegasystems, Inc.	58,646	6,962
Pro-Ship, Inc.	522,449	7,497
Sinosoft Tech Group Ltd.	996,295	131
SPS Commerce, Inc. (a)	152,801	23,337
System Research Co. Ltd.	38,454	679
Telos Corp.	195,696	5,070
		446,848
Technology Hardware, Storage & Peripherals - 2.1%
Chenbro Micom Co. Ltd.	700,000	1,890
Dell Technologies, Inc. (a)	1,047,264	115,189
Elecom Co. Ltd.	225,036	3,442
HP, Inc.	152,890	4,637
MCJ Co. Ltd.	648,200	7,298
Samsung Electronics Co. Ltd.	35,500	2,115
Seagate Technology Holdings PLC	6,004,657	534,835
Super Micro Computer, Inc. (a)	648,252	22,942
TSC Auto ID Technology Corp.	843,600	6,271
		698,619
TOTAL INFORMATION TECHNOLOGY		4,298,109
MATERIALS - 4.3%
Chemicals - 2.0%
AdvanSix, Inc.	249,295	12,116
Axalta Coating Systems Ltd. (a)	285,336	8,900
Birla Carbon Thailand PCL (For. Reg.)	11,244,054	15,504
C. Uyemura & Co. Ltd.	748,725	30,938
Chase Corp. (c)	496,000	47,616
EcoGreen International Group Ltd. (c)	51,608,743	11,276
Element Solutions, Inc.	168,690	3,831
FMC Corp.	1,008,763	91,808
Fujikura Kasei Co., Ltd. (c)	2,644,059	12,194
Gujarat Narmada Valley Fertilizers Co.	5,000,000	30,725
Gujarat State Fertilizers & Chemicals Ltd. (c)	26,500,000	46,650
Huntsman Corp.	162,102	5,281
Innospec, Inc.	124,598	11,290
K+S AG	99,718	1,717
KPX Chemical Co. Ltd.	163,083	8,024
KPX Holdings Corp.	60,171	3,397
Miwon Chemicals Co. Ltd.	53,095	3,635
Miwon Commercial Co. Ltd.	52,000	9,191
Muto Seiko Co. Ltd.	232,438	1,064
Nihon Parkerizing Co. Ltd.	300,275	2,996
Nippon Soda Co. Ltd.	307,173	9,229
Scientex Bhd	100,000	113
SK Kaken Co. Ltd.	49,525	16,467
Soken Chemical & Engineer Co. Ltd. (c)	650,371	10,123
T&K Toka Co. Ltd. (c)	1,312,155	9,324
Thai Rayon PCL:
(For. Reg.) (a)	2,652,098	4,096
NVDR	83,368	129
The Chemours Co. LLC	263,023	7,370
The Mosaic Co.	3,239,503	134,666
Trinseo PLC	88,108	4,939
Tronox Holdings PLC	83,300	1,943
Yara International ASA	1,650,051	86,097
Yip's Chemical Holdings Ltd.	26,899,208	15,938
		658,587
Construction Materials - 0.4%
Buzzi Unicem SpA	997,680	23,262
Eagle Materials, Inc.	33,888	5,028
Mitani Sekisan Co. Ltd. (c)	1,365,822	86,667
RHI Magnesita NV	94,280	4,333
West China Cement Ltd.	2,992,288	523
Wienerberger AG	56,000	1,982
		121,795
Containers & Packaging - 0.3%
Berry Global Group, Inc. (a)	47,281	3,099
Chuoh Pack Industry Co. Ltd. (c)	411,480	3,985
International Paper Co.	26,037	1,293
Kohsoku Corp. (c)	1,694,457	24,019
Mayr-Melnhof Karton AG	12,428	2,445
O-I Glass, Inc. (a)	180,275	2,353
Packaging Corp. of America	28,517	3,917
Samhwa Crown & Closure Co. Ltd.	32,998	1,228
Silgan Holdings, Inc.	185,982	7,476
The Pack Corp. (c)	1,487,327	39,514
WestRock Co.	34,575	1,663
		90,992
Metals & Mining - 1.3%
Anglo American PLC (United Kingdom)	199,259	7,580
Boliden AB	149,577	5,276
Chubu Steel Plate Co. Ltd.	404,038	2,923
Cleveland-Cliffs, Inc. (a)(b)	10,000,179	241,104
Commercial Metals Co.	111,779	3,597
Compania de Minas Buenaventura SA sponsored ADR (a)(b)	2,092,840	16,492
Gatos Silver, Inc.	777,196	9,404
Granges AB	324,894	3,535
Hill & Smith Holdings PLC	779,773	19,572
Kirkland Lake Gold Ltd.	398,880	16,814
Mount Gibson Iron Ltd.	8,000,000	2,528
Newmont Corp.	99,718	5,385
Perenti Global Ltd.	11,966,879	9,182
Reliance Steel & Aluminum Co.	19,178	2,803
Sandfire Resources NL	5,087,208	21,277
Teck Resources Ltd. Class B (sub. vtg.)	499,323	13,936
Tohoku Steel Co. Ltd. (c)	610,176	9,291
Tokyo Tekko Co. Ltd. (c)	743,267	9,726
Warrior Metropolitan Coal, Inc.	1,420,391	34,047
Webco Industries, Inc. (a)	7,407	1,000
		435,472
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	210,923	12,430
Stella-Jones, Inc.	2,493,664	89,523
Western Forest Products, Inc.	1,817,787	3,143
		105,096
TOTAL MATERIALS		1,411,942
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.0%
CubeSmart	53,958	2,968
The GEO Group, Inc.	430,100	3,518
		6,486
Real Estate Management & Development - 0.4%
Anabuki Kosan, Inc.	152,021	2,760
Century21 Real Estate Japan Ltd.	99,647	910
Daito Trust Construction Co. Ltd.	599,460	74,324
Jones Lang LaSalle, Inc. (a)	22,993	5,937
LSL Property Services PLC	1,222,082	7,392
Realogy Holdings Corp. (a)	201,635	3,492
Relo Group, Inc.	199,020	4,140
Selvaag Bolig ASA	519,230	3,190
Servcorp Ltd.	922,363	2,810
Tejon Ranch Co. (a)	421,345	7,673
		112,628
TOTAL REAL ESTATE		119,114
UTILITIES - 1.8%
Electric Utilities - 1.6%
Exelon Corp.	230,982	12,286
PG&E Corp. (a)	27,000,403	313,205
PPL Corp.	7,558,610	217,688
		543,179
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	40,426	2,906
China Resource Gas Group Ltd.	196,510	1,056
GAIL India Ltd.	3,400,310	6,753
Hokuriku Gas Co.	149,269	4,097
K&O Energy Group, Inc.	199,532	2,859
Keiyo Gas Co. Ltd.	122,395	3,587
KyungDong City Gas Co. Ltd.	260,078	5,214
Star Gas Partners LP	194,496	2,208
		28,680
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	35,000,090	30,428
Multi-Utilities - 0.0%
CMS Energy Corp.	143,055	8,633
Water Utilities - 0.0%
Manila Water Co., Inc. (a)	5,479,764	2,875
TOTAL UTILITIES		613,795
TOTAL COMMON STOCKS (Cost $15,125,009)		31,458,368

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Qurate Retail, Inc. 8.00%	17,292	1,888
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Namyang Dairy Products Co. Ltd.	4,917	950
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	17,732	420
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,830)		3,258

Nonconvertible Bonds - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 10/15/22 (d)(g) (Cost $0)	9,933	0

Money Market Funds - 6.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (h)	1,666,677,613	1,667,011
Fidelity Securities Lending Cash Central Fund 0.06% (h)(i)	324,864,534	324,897
TOTAL MONEY MARKET FUNDS (Cost $1,991,876)		1,991,908

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $17,119,715)	33,453,534
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(340,045)
NET ASSETS - 100.0%	33,113,489

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,969,000 or 0.2% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Non-income producing - Security is in default.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	2,015,855	1,274,550	1,623,394	284	-	-	1,667,011	2.7%
Fidelity Securities Lending Cash Central Fund 0.06%	173,805	483,739	332,647	170	-	-	324,897	0.9%
Total	2,189,660	1,758,289	1,956,041	454	-	-	1,991,908

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
AJIS Co. Ltd.	27,897	-	77	-	55	(5,232)	22,643
ASL Marine Holdings Ltd.	2,274	-	26	-	(237)	84	2,095
ASTI Corp.	4,426	-	10	-	5	(1,602)	2,819
Aalberts Industries NV	388,118	-	55,562	-	37,856	(68,280)	-
Alconix Corp.	27,426	-	85	399	49	3,781	31,171
Alps Logistics Co. Ltd.	24,224	-	240	282	91	559	24,634
Alviva Holdings Ltd.	6,636	28	21	-	5	585	7,233
BMTC Group, Inc.	43,689	-	334	-	321	(7,053)	36,623
Barratt Developments PLC	523,233	-	15,674	15,315	8,167	(44,812)	470,914
Bed Bath & Beyond, Inc.	299,029	-	762	-	471	(152,048)	146,690
Belc Co. Ltd.	79,847	-	253	574	215	641	80,450
Belluna Co. Ltd.	52,446	-	128	472	84	(8,987)	43,415
CSE Global Ltd.	15,164	-	41	367	10	60	15,193
Chase Corp.	58,144	-	325	-	305	(10,508)	47,616
Chuoh Pack Industry Co. Ltd.	4,123	-	13	66	5	(130)	3,985
Civeo Corp.	20,908	-	58	-	(34)	859	21,675
Clip Corp.	1,893	-	5	-	1	(191)	1,698
Codorus Valley Bancorp, Inc.	15,560	-	179	106	62	(18)	15,425
Create SD Holdings Co. Ltd.	169,786	-	2,849	-	2,253	(15,632)	153,558
DVx, Inc.	5,669	-	18	-	11	700	6,362
Daewon Pharmaceutical Co. Ltd.	28,516	-	-	-	-	(251)	28,265
Daiichi Kensetsu Corp.	32,029	-	1,218	-	473	(2,972)	28,312
DongKook Pharmaceutical Co. Ltd.	65,593	-	-	-	-	(8,214)	57,379
EcoGreen International Group Ltd.	13,453	-	37	119	12	(2,152)	11,276
Elematec Corp.	22,625	-	370	293	53	(912)	21,396
First Juken Co. Ltd.	14,431	-	44	238	16	245	14,648
Food Empire Holdings Ltd.	23,372	-	476	-	113	(573)	22,436
Fossil Group, Inc.	51,071	-	148	-	122	(3,346)	47,699
Fresh Del Monte Produce, Inc.	141,956	-	405	690	126	11,942	153,619
Fujikura Kasei Co., Ltd.	12,012	-	36	170	1	217	12,194
Fursys, Inc.	27,717	327	-	-	-	1,865	29,909
Gabia, Inc.	12,492	-	-	-	-	(2,665)	9,827
Geospace Technologies Corp.	6,076	-	941	-	(1,602)	2,168	-
Geumhwa PSC Co. Ltd.	10,337	-	-	-	-	(295)	10,042
Goodfellow, Inc.	5,770	-	15	-	10	400	6,165
Gujarat State Fertilizers & Chemicals Ltd.	43,576	-	-	601	-	3,074	46,650
Halows Co. Ltd.	35,340	1,201	107	206	83	(1,816)	34,701
Hamakyorex Co. Ltd.	35,258	-	103	393	56	(1,317)	33,894
Handsome Co. Ltd.	49,371	-	-	-	-	2,753	52,124
Honshu Chemical Industry Co. Ltd.	12,403	-	12,449	-	8,255	(8,209)	-
Hoshiiryou Sanki Co. Ltd.	9,208	-	3,668	41	1,809	(405)	6,944
Huons Co. Ltd.	38,644	1,683	-	-	-	(7,221)	33,106
Hyster-Yale Materials Handling Class A	15,017	-	33	67	19	(4,961)	10,042
Hyster-Yale Materials Handling Class B	22,208	-	-	100	-	(7,316)	14,892
IA Group Corp.	3,833	-	11	55	2	(225)	3,599
IDIS Holdings Co. Ltd.	9,716	-	-	-	-	(979)	8,737
Ihara Science Corp.	17,132	-	49	-	36	598	17,717
Indra Sistemas SA	124,829	-	348	-	(209)	19,448	143,720
InfoVine Co. Ltd.	4,205	-	-	-	-	(65)	4,140
Intage Holdings, Inc.	45,159	-	5,408	-	3,640	4,737	48,128
JLM Couture, Inc.	274	-	1	-	(1)	88	360
Jumbo SA	154,650	-	420	-	304	(10,534)	144,000
KSK Co., Ltd.	11,102	-	29	-	22	(896)	10,199
Kingboard Chemical Holdings Ltd.	360,652	-	5,371	-	3,023	(61,552)	296,752
Know IT AB	38,593	-	19,584	-	14,768	(9,671)	-
Kohsoku Corp.	23,187	-	70	300	45	857	24,019
Kondotec, Inc.	14,652	-	98	207	26	(844)	13,736
Korea Electric Terminal Co. Ltd.	45,876	-	8,190	-	6,240	(14,929)	-
Kwang Dong Pharmaceutical Co. Ltd.	23,773	-	-	-	-	(3,249)	20,524
Kyeryong Construction Industrial Co. Ltd.	19,148	-	-	-	-	1,474	20,622
Maruzen Co. Ltd.	33,728	-	87	191	70	(3,514)	30,197
Metro, Inc.	1,220,216	-	36,491	7,824	31,490	(68,029)	1,147,186
Mi Chang Oil Industrial Co. Ltd.	12,551	-	-	-	-	(800)	11,751
Mitani Sekisan Co. Ltd.	55,497	-	195	236	175	31,190	86,667
Motonic Corp.	19,986	-	-	-	-	(381)	19,605
Muhak Co. Ltd.	19,839	-	-	-	-	3,370	23,209
Murakami Corp.	23,333	-	60	162	49	(4,971)	18,351
Murphy Oil Corp.	274,762	-	701	1,582	530	76,632	351,223
Nadex Co. Ltd.	5,173	-	15	43	7	194	5,359
Nafco Co. Ltd.	32,381	-	86	425	33	(3,735)	28,593
Next PLC	1,202,425	-	35,544	16,552	25,565	(31,392)	1,161,054
Nippo Ltd.	3,908	-	10	-	4	253	4,155
Origin Enterprises PLC	36,713	-	98	-	(49)	(1,823)	34,743
Parker Corp.	10,944	-	30	122	21	(1,254)	9,681
Piolax, Inc.	33,643	-	94	438	81	1,248	34,878
Prim SA	22,342	-	68	7	33	457	22,764
Rocky Mountain Chocolate Factory, Inc.	3,853	-	9	5	6	149	3,999
SJM Co. Ltd.	5,950	-	-	-	-	(648)	5,302
SNT Holdings Co. Ltd.	15,894	-	-	32	-	(2,505)	13,389
Sakai Moving Service Co. Ltd.	53,996	-	138	270	109	(7,812)	46,155
Sally Beauty Holdings, Inc.	117,958	-	306	-	130	(22,911)	94,871
Sanei Architecture Planning Co. Ltd.	21,295	-	57	387	34	(2,821)	18,451
Sarantis SA	40,889	-	113	-	85	(1,443)	39,418
ScanSource, Inc.	41,398	1,179	134	-	98	12,189	54,730
Senshu Electric Co. Ltd.	30,184	-	96	275	71	6,112	36,271
Sewon Precision Industries Co. Ltd.	1,744	-	-	-	-	(33)	1,711
Shibaura Electronics Co. Ltd.	22,601	-	3,745	-	2,744	2,867	24,467
Societe Pour L'Informatique Industrielle SA	66,906	-	432	208	353	6,556	73,383
Soken Chemical & Engineer Co. Ltd.	11,682	-	34	-	14	(1,539)	10,123
Southwestern Energy Co.	168,471	-	439	-	187	5,840	-
Sportscene Group, Inc. Class A	1,750	-	6	-	4	101	1,849
Step Co. Ltd.	16,339	-	45	200	33	(800)	15,527
Strattec Security Corp.	10,916	-	29	-	15	(1,737)	9,165
Sun Hing Vision Group Holdings Ltd.	3,544	-	10	37	(9)	(194)	3,331
Sunjin Co. Ltd.	31,326	-	-	-	-	(5,962)	25,364
T&K Toka Co. Ltd.	9,788	-	28	105	5	(441)	9,324
TOW Co. Ltd.	10,253	-	28	-	14	642	10,881
The Pack Corp.	38,517	-	112	-	51	1,058	39,514
Tohoku Steel Co. Ltd.	9,538	-	28	64	18	(237)	9,291
Tokyo Kisen Co. Ltd.	4,400	-	12	-	6	(112)	4,282
Tokyo Tekko Co. Ltd.	10,518	-	30	61	(3)	(759)	9,726
Tomen Devices Corp.	24,280	-	67	-	32	2,565	26,810
Totech Corp.	21,012	-	58	120	44	(443)	20,555
Trancom Co. Ltd.	65,037	-	181	416	178	(6,510)	58,524
Triple-S Management Corp.	41,342	-	5,265	-	2,643	15,925	54,645
Unum Group	385,493	-	1,014	4,209	484	(27,634)	357,329
Utah Medical Products, Inc.	23,040	-	418	73	48	1,837	24,507
VSE Corp.	51,055	-	137	-	100	5,487	56,505
VSTECS Holdings Ltd.	91,154	-	267	-	206	16,827	107,920
WIN-Partners Co. Ltd.	22,407	-	62	-	43	(1,564)	20,824
Wayside Technology Group, Inc.	8,923	-	854	53	210	(727)	7,552
Whanin Pharmaceutical Co. Ltd.	32,487	-	-	-	-	(5,740)	26,747
Whiting Petroleum Corp.	182,751	159	479	-	308	70,565	253,304
Youngone Holdings Co. Ltd.	35,692	-	-	-	-	(61)	35,631
Yutaka Giken Co. Ltd.	22,101	-	57	347	30	(1,924)	20,150
Total	8,159,673	4,577	224,458	55,505	153,437	(361,319)	7,196,915

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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